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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager:

Name:    United Fire & Casualty Company
Address: 118 Second Avenue SE
         Cedar Rapids IA 52401

Form 13F File Number: 28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:  Kevin W. Helbing
Title: Controller
Phone: 319 286-2533

Signature, Place and Date of Signing:


/s/ Kevin W. Helbing                    Cedar Rapids, IA   10/28/2009
-------------------------------------
Kevin W. Helbing

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            59
Form 13F Information Table Value Total:      $125,251
                                        (in thousands)

List of Other Included Managers: NONE

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FORM 13F INFORMATION TABLE

                                                                                                     VOTING AUTHORITY
                                 TITLE OF               VALUE   SHARES/ SH/ PUT/ INVSTMNT   OTHER  -------------------
        NAME OF ISSUER             CLASS      CUSIP   (x $1000) PRN AMT PRN CALL  DSCRETN MANAGERS   SOLE  SHARED NONE
------------------------------ ------------ --------- --------- ------- --- ---- -------- -------- ------- ------ ----
AT&T Inc                       Common       00206R102    2,705  100,160 SH       Sole              100,160
Abbott Laboratories            Common       002824100   10,141  205,000 SH       Sole              205,000
Agilysys Inc                   Common       00847J105    1,655  251,187 SH       Sole              251,187
Alliant Energy Corporation     Common       018802108    3,403  122,200 SH       Sole              122,200
American Strategic Inc Port II Common       030099105      260   25,420 SH       Sole               25,420
BCE Inc                        Common       05534B760      366   14,823 SH       Sole               14,823
BRE Properties Inc             Common       05564E106      563   18,000 SH       Sole               18,000
Bank of America Corporation    Common       060505104    2,369  140,000 SH       Sole              140,000
Bemis Company Inc              Common       081437105      814   31,400 SH       Sole               31,400
Boeing Company                 Common       097023105    4,061   75,000 SH       Sole               75,000
Burlington Northern Santa Fe   Common       12189T104    1,290   16,158 SH       Sole               16,158
Cincinnati Financial Corp      Common       172062101    8,324  320,276 SH       Sole              320,276
ConocoPhillips                 Common       20825C104      454   10,059 SH       Sole               10,059
Cummins Inc                    Common       231021106    3,503   78,180 SH       Sole               78,180
Dean Foods Company             Common       242370104      142    8,000 SH       Sole                8,000
Deere & Company                Common       244199105      858   20,000 SH       Sole               20,000
Del Monte Foods Co             Common       24522P103      233   20,097 SH       Sole               20,097
Dow Chemical Company           Common       260543103    4,432  170,000 SH       Sole              170,000
Duke Energy Corporation        Common       26441C105    2,333  148,192 SH       Sole              148,192
Emerson Electric Co            Common       291011104      505   12,600 SH       Sole               12,600
Exxon Mobil Corporation        Common       30231G102    2,744   40,000 SH       Sole               40,000
Federal-Mogul Corporation      Common       313549404      826   68,457 SH       Sole               68,457
Fidelity National Information  Common       31620M106      249    9,758 SH       Sole                9,758
Fidelity NationalFinancial Inc Common       31620R105      335   22,201 SH       Sole               22,201
Arthur J Gallagher & Co        Common       363576109      252   10,321 SH       Sole               10,321
General Electric Company       Common       369604103    4,516  275,000 SH       Sole              275,000
H J Heinz Company              Common       423074103    1,789   45,000 SH       Sole               45,000
Honeywell International Inc    Common       438516106    1,300   35,000 SH       Sole               35,000
Hospira Inc                    Common       441060100      714   16,000 SH       Sole               16,000
Intel Corporation              Common       458140100      783   40,000 SH       Sole               40,000
JPMorgan Chase & Co            Common       46625H100    2,530   57,736 SH       Sole               57,736
Johnson & Johnson              Common       478160104    1,827   30,000 SH       Sole               30,000
Medtronic Inc                  Common       585055106      920   25,000 SH       Sole               25,000
Mirant Corporation             Common       60467R100      466   28,342 SH       Sole               28,342
Newell Rubbermaid Inc          Common       651229106      718   45,766 SH       Sole               45,766
Nicor Inc                      Common       654086107    1,464   40,000 SH       Sole               40,000
Old Republic International Cor Common       680223104    3,102  254,690 SH       Sole              254,690
Owens Corning Inc              Common       690742101    2,259  100,644 SH       Sole              100,644
Penwest Pharmaceuticals Co.    Common       709754105       63   30,000 SH       Sole               30,000
PepsiCo Inc                    Common       713448108    1,173   20,000 SH       Sole               20,000
Pfizer Inc                     Common       717081103      662   40,000 SH       Sole               40,000
Piper Jaffray Cos              Common       724078100      397    8,329 SH       Sole                8,329
Procter & Gamble Company       Common       742718109    4,402   76,000 SH       Sole               76,000
Progress Energy Inc            Common       743263105      747   19,131 SH       Sole               19,131
QCR Holdings Inc               Common       74727A104      848   83,181 SH       Sole               83,181
Royal Dutch Shell ADR          Common       780259206    2,288   40,000 SH       Sole               40,000
Schering-Plough Corporation    Common       806605101      283   10,000 SH       Sole               10,000
Schlumberger Limited           Common       806857108    1,788   30,000 SH       Sole               30,000
Spectra Energy Corporation     Common       847560109    1,782   94,096 SH       Sole               94,096
Terra Industries Inc.          Common       880915103    1,108   31,969 SH       Sole               31,969
Treehouse Foods Inc            Common       89469A104      344    9,652 SH       Sole                9,652
U S Bancorp                    Common       902973304   16,347  747,784 SH       Sole              747,784
Vectren Corporation            Common       92240G101      614   26,658 SH       Sole               26,658
Verizon Communications Inc     Common       92343V104    1,695   55,997 SH       Sole               55,997
Wells Fargo & Company          Common       949746101    7,047  250,086 SH       Sole              250,086
Windstream Corporation         Common       97381W104      131   12,942 SH       Sole               12,942
Wintrust Financial Corporation Common       97650W108    6,445  230,523 SH       Sole              230,523
Xcel Energy, Inc.              Common       98389B100    1,732   90,000 SH       Sole               90,000
Montpelier Re Holdings Ltd     Common       G62185106      150    9,189 SH       Sole                9,189
Report Summary                 Data Records 59         125,251          0 other managers on whose behalf report is filed